Note 35 - Related Parties - Key Management Personnel and Entities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Key management salaries and bonuses		$ 3,773	$ 3,245	$ 2,915
Cash-settled share-based expense*	[1]	617	540	1,280
Key management personnel compensation		$ 4,390	$ 3,785	$ 4,195

[1]	Amount inclusive of $354 (2021: $123, 2020: $295) classified as production costs.